UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                                 ---
   This Amendment (Check only one.):        [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Hovde Capital Advisors LLC
Address:          1826 Jefferson Place, NW
                  Washington, D.C. 20036

Form 13F File Number:  28-10714
-------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard J. Perry, Jr.
Title:   Managing Member
Phone:   (202) 822-8117

Signature, Place, and Date of Signing:

  /s/ Richard J. Perry, Jr.        Washington, D.C.           February 9, 2009
  -------------------------        ----------------           ----------------
     [Signature]                    [City, State]               [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None
                                           ----
Form 13F Information Table Entry Total:     52
                                            --
Form 13F Information Table Value Total:    $526,666 (thousands)
                                           -------------------



List of Other Included Managers:            None
                                            ----


Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
----


                           FORM 13F INFORMATION TABLE



           COLUMN 1          COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5     COLUMN 6      COLUMN 7         COLUMN 8
           --------          --------       --------    ---------         --------     --------      --------        --------
             NAME            TITLE OF        CUSIP       VALUE      SHRS OR  SH/  PUT/ INVESTMENT     OTHER       VOTING AUTHORITY
             ----            --------        -----       -----      -------  ---  ---- ----------     -----       ----------------
                              CLASS                     (x$1,000)   PRN AMT  PRN  CALL DISCRETION    MANAGERS  SOLE  SHARED   NONE
                              -----                     ---------   -------  ---  ---- ----------    --------  -------------------

ABINGTON BANCORP INC           COM         00350L109      $3,693    399266   SH          SOLE          NONE          374925   24341
ARGO GROUP INTERNATIONAL HLDGS COM         G0464B107      $9,309    274437   SH          SOLE          NONE          257798   16639
ASPEN INSURANCE HOLDINGS       COM         G05384105      $18,087   745853   SH          SOLE          NONE          700494   45359
ASSURANT INC                   COM         04621X108      $16,100   536676   SH          SOLE          NONE          504064   32612
AMERIPRISE FINL INC            COM         03076C106      $14,903   637991   SH          SOLE          NONE          599185   38806
ANWORTH MORTGAGE ASSET CORP    COM         037347101      $3,761    584973   SH          SOLE          NONE          549395   35578
ATLANTIC BANCGROUP INC         COM         048221105      $293      50935    SH          SOLE          NONE          47578    3357
BANCORP RHODE ISLAND INC       COM         059690107      $4,409    207951   SH          SOLE          NONE          195298   12653
BOYD GAMING CORP               COM         103304101      $2,578    545000   SH          SOLE          NONE          508656   36344
CALIFORNIA COASTAL COMMUNITIES COM         129915203      $215      430238   SH          SOLE          NONE          401437   28801
COMERICA INC                   COM         200340107      $33,918   1708697  SH          SOLE          NONE          1604773  103924
COMMUNITY WEST BANCSHARES      COM         204157101      $642      178965   SH          SOLE          NONE          166983   11982
EBAY INC                       COM         278642103      $12,047   862964   SH          SOLE          NONE          810514   52450
ENTERPRISE BANCORP INC MASS    COM         293668109      $1,740    154018   SH          SOLE          NONE          144413   9605
ENDURANCE SPECIALTY HLDGS      COM         G30397106      $16,917   554122   SH          SOLE          NONE          520422   33700
FORD MOTOR CO DEL              COM         345370860      $7,969    3480100  SH          SOLE          NONE          3232210  247890
FIRST CALIFORNIA FINANCIAL     COM         319395109      $3,027    548356   SH          SOLE          NONE          511806   36550
FRESH DEL MONTE PRODUCE INC    COM         G36738105      $21,428   955762   SH          SOLE          NONE          897592   58170
FIRST HORIZON NATL CORP        COM         320517105      $107      10165    SH          SOLE          NONE          10165    0
FIRST LONG ISLAND CORP         COM         320734106      $10,866   457495   SH          SOLE          NONE          427023   30472
FIRST INDUSTRIAL REALTY TRUST  COM         32054K103      $11,327   1500200  SH          SOLE          NONE          1409270  90930
FOX CHASE BANCORP              COM         35137P106      $3,203    291170   SH          SOLE          NONE          272427   18743
GEO GROUP INC                  COM         36159R103      $2,540    140851   SH          SOLE          NONE          132301   8550
HATTERAS FINANCIAL CORP        COM         41902R103      $6,401    240654   SH          SOLE          NONE          226008   14646
JACKSONVILLE BANCORP INC FLA   COM         469249106      $332      29928    SH          SOLE          NONE          29928    0
KBW INC                        COM         482423100      $3,680    160017   SH          SOLE          NONE          142490   17527
KEYCORP NEW                    COM         493267108      $30,361   3563492  SH          SOLE          NONE          3346705  216787
K FED BANCORP                  COM         48246S101      $2,016    310186   SH          SOLE          NONE          289740   20446
LEGG MASON INC                 COM         524901105      $18,909   863038   SH          SOLE          NONE          810580   52458
MFA MORTGAGE INVESTMENTS INC   COM         55272X102      $5,983    1015717  SH          SOLE          NONE          953945   61772
MARSHALL & ILSLEY CORPORATION  COM         571837103      $20,156   1477741  SH          SOLE          NONE          1387822  89919
NCR CORP NEW                   COM         62886E108      $15,224   1076676  SH          SOLE          NONE          1011196  65480
NATIONWIDE HEALTH PROPERTIES   COM         638620104      $10,077   350876   SH          SOLE          NONE          329516   21360
ANNALY CAPITAL MANAGEMENT INC  COM         035710409      $32,116   2023677  SH          SOLE          NONE          1900733  122944
NORTHRIM BANCORP INC           COM         666762109      $3,290    319760   SH          SOLE          NONE          298816   20944
OCEAN SHORE HOLDING CO         COM         67501P107      $4,522    655294   SH          SOLE          NONE          615824   39470
PEOPLES FINANCIAL CORP MISS    COM         71103B102      $4,545    255348   SH          SOLE          NONE          238333   17015
EPLUS INC                      COM         294268107      $8,916    848358   SH          SOLE          NONE          792178   56180
PNC FINANCIAL SVCS GROUP INC   COM         693475105      $27,675   564795   SH          SOLE          NONE          530595   34200
PARTNERRE LTD                  COM         G6852T105      $12,198   171151   SH          SOLE          NONE          160741   10410
REINSURANCE GROUP OF AMERICA   COM         759351604      $28,398   663200   SH          SOLE          NONE          622847   40353
RADIOSHACK CORP                COM         750438103      $13,894   1163646  SH          SOLE          NONE          1092753  70893
SENIOR HSG PPTYS TR            COM         81721M109      $27,687   1545019  SH          SOLE          NONE          1450603  94416
STERLING FINANCIAL CORP-WASH   COM         859319105      $639      72608    SH          SOLE          NONE          53476    19132
SMITH & WESSON HOLDING CORP    COM         831756101      $927      408331   SH          SOLE          NONE          383571   24760
TIERONE CORPORATION            COM         88650R108      $544      145000   SH          SOLE          NONE          132310   12690
UNITED COMMUNITY BANKS INC     COM         90984P105      $282      20754    SH          SOLE          NONE          17589    3165
VISA INC                       COM         92826C839      $13,915   265306   SH          SOLE          NONE          249156   16150
WALGREEN CO                    COM         931422109      $9,954    403471   SH          SOLE          NONE          378936   24535
WASHINGTON BKG CO HBR WA       COM         937303105      $1,973    226811   SH          SOLE          NONE          211638   15173
GREAT WOLF RESORTS INC         COM         391523107      $2,941    1909632  SH          SOLE          NONE          1781481  128151
SELECT SECTOR SPDR TR          SBI INT-FINL81369Y605      $20,032   1600000  SH          SOLE          NONE          1502690  97310


Total                                                     $526,666

